34. Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-cash Transactions [abstract]
Initial adoption - IFRS 16 (property, plant and equipment / accumulated loss / minority interest)	R$ 2,436,333
Share-based compensation (capital / share-based compensation)	(31,222)
Unrealized results from derivatives (derivative obligations / equity valuation adjustment)	30,021
Effects of changes in equity interest (capital reserves / minority interest)	(649)
Actuarial losses from post-employment benefits (actuarial liabilities / equity valuation adjustment / accumulated losses)	87,541
Interest on shareholders' equity to be distributed, net of taxes		(8,672)	(49,602)
Dividends	238,359	(58,632)
Deposits in guarantee for leases agreements			10,307
Write-off of leases agreements		(805,081)	(15,334)
Provision for aircraft return		147,548
Acquisition of property, plant and equipment through financing (fixed assets / loans and financing)	164,234	193,506	63,066
Guarantee deposits (deposits / leases payable)	(476)
Maintenance reserve (deposits / leases payable)	569,229	570,333	368,719
Right to use flight equipment (fixed assets / leases payable)	R$ 957,026